Summary of Significant Accounting Policies - Disaggregation of Revenue (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Related party revenue	[1]	$ 4,253,710	$ 3,717,366	$ 3,726,994
Cleaning Appliances
Disaggregation of Revenue [Line Items]
Related party revenue		1,819,465	1,931,732	1,949,950
Cooking and Beverage Appliances
Disaggregation of Revenue [Line Items]
Related party revenue		1,441,634	1,078,610	1,173,365
Food Preparation Appliances
Disaggregation of Revenue [Line Items]
Related party revenue		653,615	590,438	548,447
Other
Disaggregation of Revenue [Line Items]
Related party revenue		338,996	116,586	55,232
Shark
Disaggregation of Revenue [Line Items]
Related party revenue		2,158,460	2,047,972	2,005,183
Ninja
Disaggregation of Revenue [Line Items]
Related party revenue		$ 2,095,250	$ 1,669,394	$ 1,721,811
Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		100.00%	100.00%	100.00%
Revenue from Contract with Customer Benchmark | Brand Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		100.00%	100.00%	100.00%
Revenue from Contract with Customer Benchmark | Brand Concentration Risk | Shark
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		50.70%	55.10%	53.80%
Revenue from Contract with Customer Benchmark | Brand Concentration Risk | Ninja
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		49.30%	44.90%	46.20%
Revenue from Contract with Customer Benchmark | Product Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		100.00%	100.00%	100.00%
Revenue from Contract with Customer Benchmark | Product Concentration Risk | Cleaning Appliances
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		42.80%	52.00%	52.30%
Revenue from Contract with Customer Benchmark | Product Concentration Risk | Cooking and Beverage Appliances
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		33.90%	29.00%	31.50%
Revenue from Contract with Customer Benchmark | Product Concentration Risk | Food Preparation Appliances
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		15.30%	15.90%	14.70%
Revenue from Contract with Customer Benchmark | Product Concentration Risk | Other
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		8.00%	3.10%	1.50%
North America
Disaggregation of Revenue [Line Items]
Related party revenue		$ 3,018,038	$ 2,922,680	$ 2,954,327
North America | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		71.00%	78.60%	79.30%
United States | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		65.40%	72.80%	74.50%
Europe
Disaggregation of Revenue [Line Items]
Related party revenue		$ 1,072,766	$ 629,364	$ 610,942
Europe | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		25.20%	16.90%	16.40%
United Kingdom | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		19.70%	14.30%	14.10%
Rest of World
Disaggregation of Revenue [Line Items]
Related party revenue		$ 162,906	$ 165,322	$ 161,725
Rest of World | Revenue from Contract with Customer Benchmark | Geographic Concentration Risk
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage		3.80%	4.50%	4.30%

[1]	Including amounts associated with related parties of $3,133, $1,451 and $12,107 for the years ended December 31, 2023, 2022 and 2021, respectively.